Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Ownership, percentage	100.00%	100.00%
Purchased power	$ 3,579.0	$ 3,854.0
Revenues	7,225.0	7,290.0
Capital contribution received from OPG	14.0	0.0
The Province [Member]
Related Party Transaction [Line Items]
Dividends	297.0	301.0
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,238.0	2,506.0
Funding received related to CDM programs	1.0	26.0
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	13.0	6.0
Capital contribution received from OPG	3.0	3.0
Costs related to the purchase of services	2.0	3.0
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	8.0	8.0
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	1.0	1.0
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	8.0	9.0
Ontario Charging Network [Member]
Related Party Transaction [Line Items]
Related party transaction amount	4.0	2.0
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	1,065.0	1,588.0
Transmission [Member]
Related Party Transaction [Line Items]
Revenues	1,824.0	1,740.0
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	1,832.0	1,717.0
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	245.0	242.0
Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5,359.0	5,507.0
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	35.0	$ 35.0
Guarantees [Member]
Related Party Transaction [Line Items]
Other commitments due	517.0
Guarantees [Member] | OCN LP [Member]
Related Party Transaction [Line Items]
Other commitments due	$ 32.5